Summary of Quarterly Operating Results and Comprehensive Income (Unaudited) (Quarterly Impact of Certain Items) (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Impact of Certain Items [Line Items]
Non-operating unrealized foreign currency gains (losses), after tax	$ (2,100)	$ 900	$ 2,200	$ 1,100	$ (4,200)	$ (2,400)	$ (15,400)	$ (3,400)	$ 2,100	$ (25,500)
Earnings Per Share, Diluted, Foreign Currency Transaction Gain (Loss), Unrealized	$ (0.37)	$ 0.16	$ 0.39	$ 0.19	$ (0.75)	$ (0.43)	$ (2.73)	$ (0.60)
Net nonrecurring deferred tax benefit adjustment	$ 177,500								177,500
Earnings Per Share, Diluted, Net Deferred Tax Benefit	$ 31.68
Effective Income Tax Rate Reconciliation, Share-based Compensation, Excess Tax Benefit, Amount				$ 5,900					(6,023)	0	$ 0
Earnings Per Share, Diluted, Effective Income Tax Rate Reconciliation, share-based compensation				$ 1.06
Non-operating Settlement Gain, after tax					$ 10,800					10,800
Earnings Per Share, Diluted, Non-operating Settlement Gain					$ 1.92
Net non-operating gain (loss) from the sales of land and marketable equity securities, after tax					$ (5,000)		$ 23,900	$ 1,100		20,000
Earnings Per Share, Diluted, Nonoperating Gain Loss From Sales Of Land And Marketable Equity Securities					$ (0.90)		$ 4.23	$ 0.19
Net Non-operating Gain (Loss) Sale Of Businesses And Investments And Formation Of Joint Venture, after tax							$ 1,700	$ 11,900		13,600
Earnings Per Share, Diluted, Net Non-operating Gain (Loss) Sale of Businesses And Investments And Formation Of Joint Venture							$ 0.29	$ 2.08
Non-operating expense from the write-down of cost and equity method investments, after tax					$ 14,500	$ 9,600				24,100
Earnings Per Share, Diluted, Nonoperating Expense Writedown Of Cost And Equity Method Investments					$ (2.57)	$ (1.70)
Education [Member]
Quarterly Impact of Certain Items [Line Items]
Restructuring and Non-Operating Separation Incentive Program Charges, after tax	$ 4,500	$ 1,100	$ 400	$ 300	$ 4,500	$ 1,100	$ 900	$ 1,200	6,300	7,700
Earnings Per Share, Diluted, Restructuring And Non-Operating Separation Incentive Program Charges	$ (0.81)	$ (0.20)	$ (0.06)	$ (0.05)	$ (0.81)	$ (0.19)	$ (0.15)	$ (0.21)
Education [Member] | Kaplan International [Member]
Quarterly Impact of Certain Items [Line Items]
Net nonrecurring deferred tax benefit adjustment						$ 8,300				8,300
Earnings Per Share, Diluted, Net Deferred Tax Benefit						$ 1.47
Education [Member] | Higher Education [Member]
Quarterly Impact of Certain Items [Line Items]
Net nonrecurring deferred tax benefit adjustment							$ 5,600			$ 5,600
Earnings Per Share, Diluted, Net Deferred Tax Benefit							$ 1.00
Other Businesses [Member]
Quarterly Impact of Certain Items [Line Items]
Net Goodwill and other long-lived assets impairment, after tax			$ 5,800						$ 5,800
Earnings Per Share, Diluted, Impairment of Goodwill and other long-lived assets			$ (1.03)